Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Introduction (Details)	12 Months Ended
Dec. 31, 2023 subsidiary companies
Disclosure of reclassifications or changes in presentation [abstract]
Number of subsidiaries | subsidiary	762
Number of other components | companies	165
Rate for which company is considered significant (in percentage)	5.00%